Fees Summary	Jul. 31, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 49,956.53
Total Fee Amount	49,956.53
Total Transaction Valuation	326,300,000
Total Offset Amount	0.00
Net Fee	$ 0